Other (Income) Expense, Net	12 Months Ended
Dec. 31, 2010
Other (Income) Expense, Net
Other (Income) Expense, Net

NOTE 11. OTHER (INCOME) EXPENSE, NET

The components of other (income) expense, net for each of the years ended December 31 are as follows (in thousands):

	2010	2009	2008
Other-than-temporary impairment of auction-rate securities	$—	$—	$26,417
(Gain) loss on trading securities	(15,420)	(15,222)	4,225
Loss (gain) on auction-rate securities rights	15,659	11,662	(27,321)
Other (income) expense	(2,172)	231	(1,568)

Other (income) expense, net	$(1,933)	$(3,329)	$1,753